Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 18,510	$ 22,695	$ 39,610	$ 46,844
Net (loss)/ income before non-cash change in fair value of Junior Loan	0	0	0	0
Net income/(loss)	1,960	5,889	6,462	13,384
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue	9,394	10,418	19,278	20,530
Net (loss)/ income before non-cash change in fair value of Junior Loan	(1,950)	(449)	(3,239)	(739)
Net income/(loss)	(2,489)	(1,955)	(4,320)	(3,134)
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue	9,401	6,760	17,402	14,726
Net (loss)/ income before non-cash change in fair value of Junior Loan	(5,058)	(6,889)	(11,325)	(11,913)
Net income/(loss)	$ (4,113)	$ (3,220)	$ (12,003)	$ (7,122)